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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number             811-3070

           Hilliard-Lyons Government Fund, Inc.
(Exact name of registrant as specified in charter)

P. O. Box 32760, Louisville, Kentucky 40232-2760
(Address of principal executive offices)  (Zip code)

Joseph C. Curry, Jr.	Carol Gehl
Hilliard-Lyons Government Fund, Inc.	Godfrey & Kahn, S.C.
P. O. Box 32760	780 North Water Street
Louisville, Kentucky 40232-2760	Milwaukee, Wisconsin 53202

(Name and address of agents for service)

Registrant's telephone number, including area code: (502) 588-8602

Date of fiscal year end: August 31

Date of reporting period: August 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	REPORT TO SHAREHOLDERS

The Annual Report to Shareholders follows.

September 22, 2006

Dear Shareholder:

We are pleased to present this report on the Hilliard-Lyons Government Fund, Inc. (“HLGF” or the “Fund”) for the year ended August 31, 2006.

The Federal Reserve (the “Fed”) raised short-term interest rates by increasing the federal funds rate at seventeen consecutive meetings before pausing at its meetings held in August and September 2006. The federal funds rate is the rate charged on overnight loans between banks. It is the primary monetary policy tool used by the Fed to influence the economy. It currently stands at 5¼%, its highest level in nearly six years. This rate has a direct effect on rates on consumer products such as mortgages and credit cards. These higher rates, especially on adjustable rate mortgages, are contributing to a slow down in housing sales and a lessening of pressure on housing prices.

The policy statement that accompanies each action by the Fed provides information on the Fed’s reasoning and its future course of action. In its policy statement from its meeting held September 19-20, 2006, the Fed indicated it remains concerned about inflation. This focus on inflation comes partly because the level of core inflation remains above the 1% to 2% level many Fed officials are comfortable with despite a cooling housing market and lessening pressure from energy prices. Small changes in the wording of its statement indicate the Fed is more comfortable than it had been with leaving rates unchanged for now despite its stated bias toward raising rates.

The Fed’s continuing concern with inflation appears to be at odds with investors growing expectation of not a rate increase but a rate decrease.Yields on the ten-year Treasury bond have fallen by almost ½ of 1% since June. Stocks have been rallying on the idea that the Fed is done raising rates, falling oil prices and the hope the economy will not enter into a recession. The Dow Jones Industrial Average finished the day of the Fed’s meeting (September 20, 2006) within 110 points of its all time high of 11,722.98 hit on January 14, 2000. Other major indices are also nearing multi-year high levels.

Rising interest rates are evidenced by the distributions paid in 2006 of $.04 per share versus $.02 per share in 2005 as shown on the Financial Highlights table contained in this report. The Fund has continued to invest exclusively in short term obligations of U.S. Government Sponsored Enterprises, namely the Federal Home Loan and Federal Farm Credit Banks as shown on the Schedule of Investments contained in this report. The portfolio allocation at August 31, 2006 follows:

Portfolio Allocation1

U.S. Government Sponsored Enterprises - 100%

1 As a Percentage of total investments at August 31, 2006. Investments are subject to change daily.

This focus on high quality, short-term securities issued by the Federal Home Loan and Federal Farm Credit Banks lets the Fund pursue its investment objective of liquidity with the highest level of current income consistent with the preservation of capital. Interest earned by the Fund on these investments has the added benefit of flowing through to shareholders as dividends free of state income taxes in all states.This creates a higher net yield. Information on the dividends paid by the Fund will be included on the Form 1099-DIV sent to you in January 2007 by J.J.B. Hilliard, W.L. Lyons, Inc. and the tax letter that accompanies it.*

The Fund allows investors to benefit from rising interest rates without committing funds for a set amount of time. Investors have easy access to their money by utilizing the completely free checkwriting service offered to shareholders of the Fund. This free checkwriting allows unlimited access to your money with no limit on the number of checks that can be written plus no minimum check amount.

We appreciate your investment in the Hilliard-Lyons Government Fund, Inc. and we remain committed to serving you to the best of our abilities.

Joseph C. Curry, Jr.	Dianna P. Wengler
President	Vice President and Treasurer

*Hilliard Lyons does not offer tax or legal advice. Please consult your tax advisor or attorney before making any decision that may affect your situation.

Understanding Your Fund’s Expenses

All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs including costs for portfolio management, administrative services and shareholder reports such as this one. Operating expenses directly reduce the investment return of a fund as they are paid from gross income. A fund’s expenses are shown by its expense ratio which is calculated as a percentage of average net assets. The following table is intended to help you understand the ongoing fees, expressed in dollars, of investing in the Fund and to be able to compare these costs with those of other mutual funds. The examples in the table are based on an initial investment of $1,000 made at the beginning of the period and held for the entire period.

The table shows costs in two ways.

Actual Return. The first line of the table below lets you estimate the actual expenses you paid over the period. It shows the expenses that would have been paid on a $1,000 investment for the period March 1, 2006 to August 31, 2006. It shows the value of the investment at the end of the period using actual returns and expenses.

You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical 5% Return. The second line of the table below lets you compare the expenses of investing in the Fund with the expenses of other mutual funds. It uses a hypothetical annualized rate of return of 5% per year and the Fund’s actual expenses. All mutual fund shareholder reports will provide this information.You can compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning	Ending	Net	Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	3/1/06	8/31/06	Ratio	Period*
Actual Fund Return	$1,000.00	$1,020.83	.80%	$4.07
Hypothetical 5% Return	$1,000.00	$1,021.11	.80%	$4.08

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value for the period; multiplied by 184/365 (to reflect the one-half year period).

Information About Proxy Voting by the Fund

The Fund invests exclusively in non-voting securities and therefore is not required to include information regarding proxy voting policies and procedures.

Information About the Fund’s Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended May 31 and November 30) on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

HILLIARD-LYONS GOVERNMENT FUND, INC.
SCHEDULE OF INVESTMENTS
August 31, 2006

		Cash
Principal		Equivalent	Maturity
Amount		Yield	Date	Value
	U.S. GOVERNMENT SPONSORED ENTERPRISES* —100.3%**

$30,000,000	Federal Home Loan Bank Discount Note	5.150%	09/01/06	$30,000,000
28,775,000	Federal Home Loan Bank Discount Note	5.050	09/01/06	28,775,000
30,000,000	Federal Home Loan Bank Discount Note	5.272	09/05/06	29,982,767
25,000,000	Federal Home Loan Bank Discount Note	5.201	09/06/06	24,982,413
30,000,000	Federal Home Loan Bank Discount Note	5.273	09/07/06	29,974,150
25,000,000	Federal Home Loan Bank Discount Note	5.228	09/08/06	24,975,257
30,000,000	Federal Home Loan Bank Discount Note	5.179	09/11/06	29,957,583
25,000,000	Federal Farm Credit Bank Discount Note	5.191	09/12/06	24,961,042
40,000,000	Federal Home Loan Bank Discount Note	5.280	09/13/06	39,931,467
30,000,000	Federal Home Loan Bank Discount Note	5.315	09/14/06	29,943,667
40,000,000	Federal Home Loan Bank Discount Note	5.337	09/15/06	39,919,189
35,000,000	Federal Home Loan Bank Discount Note	5.191	09/18/06	34,915,708
25,000,000	Federal Farm Credit Bank Discount Note	5.263	09/19/06	24,935,500
27,000,000	Federal Home Loan Bank Discount Note	5.323	09/20/06	26,926,042
25,000,000	Federal Farm Credit Bank Discount Note	5.197	09/21/06	24,929,167
25,000,000	Federal Home Loan Bank Discount Note	5.417	09/22/06	24,923,073
40,000,000	Federal Home Loan Bank Discount Note	5.292	09/25/06	39,861,867
30,000,000	Federal Farm Credit Bank Discount Note	5.202	09/26/06	29,893,542
40,000,000	Federal Home Loan Bank Discount Note	5.378	09/27/06	39,848,622
20,000,000	Federal Home Loan Bank Discount Note	5.426	09/29/06	19,917,867
25,000,000	Federal Farm Credit Bank Discount Note	5.216	10/02/06	24,889,778
35,000,000	Federal Home Loan Bank Discount Note	5.405	10/04/06	34,831,242
25,000,000	Federal Home Loan Bank Discount Note	5.212	10/05/06	24,879,347
40,000,000	Federal Home Loan Bank Discount Note	5.313	10/06/06	39,797,972
25,000,000	Federal Home Loan Bank Discount Note	5.395	10/11/06	24,854,167
35,000,000	Federal Home Loan Bank Discount Note	5.389	10/13/06	34,785,829
35,000,000	Federal Home Loan Bank Discount Note	5.410	10/18/06	34,759,419
38,000,000	Federal Home Loan Bank Discount Note	5.392	10/20/06	37,728,458
30,000,000	Federal Home Loan Bank Discount Note	5.376	10/23/06	29,773,367
30,000,000	Federal Home Loan Bank Discount Note	5.400	10/25/06	29,763,525
35,000,000	Federal Home Loan Bank Discount Note	5.246	10/27/06	34,720,700
25,000,000	Federal Home Loan Bank Discount Note	5.252	10/30/06	24,790,222
40,000,000	Federal Home Loan Bank Discount Note	5.322	10/31/06	39,654,667
40,000,000	Federal Home Loan Bank Discount Note	5.384	11/01/06	39,644,844
30,000,000	Federal Home Loan Bank Discount Note	5.363	11/03/06	29,725,950
30,000,000	Federal Home Loan Bank Discount Note	5.306	11/08/06	29,707,317
30,000,000	Federal Home Loan Bank Discount Note	5.283	11/10/06	29,699,875
40,000,000	Federal Farm Credit Bank Discount Note	5.272	11/13/06	39,583,900
25,000,000	Federal Home Loan Bank Discount Note	5.285	11/15/06	24,732,031

See notes to financial statements.

HILLIARD-LYONS GOVERNMENT FUND, INC.
SCHEDULE OF INVESTMENTS—continued
August 31, 2006

		Cash
Principal		Equivalent	Maturity
Amount		Yield	Date	Value
$35,000,000	Federal Home Loan Bank Discount Note	5.280%	11/17/06	$34,615,214
20,000,000	Federal Home Loan Bank Discount Note	5.275	11/22/06	19,766,072
25,000,000	Federal Home Loan Bank Discount Note	5.280	11/24/06	24,700,166
20,000,000	Federal Home Loan Bank Discount Note	5.256	12/01/06	19,741,661
30,000,000	Federal Home Loan Bank Discount Note	5.487	12/29/06	29,476,896
30,000,000	Federal Home Loan Bank Discount Note	5.432	01/03/07	29,460,083
35,000,000	Federal Home Loan Bank Discount Note	5.422	01/26/07	34,255,404
	TOTAL U. S. GOVERNMENT SPONSORED ENTERPRISES
	(at amortized cost—$1,399,892,029)			1,399,892,029
	TOTAL INVESTMENTS—100.3%
	(at amortized cost—$1,399,892,029***)			1,399,892,029
	LIABILITIES IN EXCESS OF OTHER ASSETS—(0.3%)			(3,804,110)
	NET ASSETS—100.0%			$1,396,087,919

*	Obligations of U.S. Government sponsored enterprises are not issued nor guaranteed by the United States Treasury.

**	The percentage shown for each investment category is the total value of that category as a percentage of the total net assets of the Fund.

***	Also represents cost for federal income tax purposes.

See notes to financial statements.

HILLIARD-LYONS GOVERNMENT FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
August 31, 2006

ASSETS
Investments, (at amortized cost which approximates market value (identified and tax
cost—$1,399,892,029))	$1,399,892,029
Cash	528
Prepaid expenses	4,253
TOTAL ASSETS	1,399,896,810
LIABILITIES
Dividends payable	2,796,509
Due to affiliates—Note B
Investment advisory fee	345,998
Shareholder services fee	298,983
Administrative services fee	214,846
Accrued directors’ fees	10,703
Accrued expenses	141,852
TOTAL LIABILITIES	3,808,891
NET ASSETS	$1,396,087,919
Shares of beneficial interest outstanding	1,396,087,919

Net asset value, offering and redemption price per share
(net assets ÷ shares of beneficial interest outstanding)	$1.00

See notes to financial statements.

HILLIARD-LYONS GOVERNMENT FUND, INC.
STATEMENT OF OPERATIONS
August 31, 2006

INVESTMENT INCOME
Interest	$62,399,176
EXPENSES
Investment advisory fee—Note B	4,138,284
Shareholder services fee—Note B	3,513,284
Administrative fee—Note B	2,529,564
Printing and other expenses	326,095
Legal and audit fees	215,230
Custodian fees and expenses	183,370
Directors’ fees	111,255
Insurance expense	117,308
Transfer agent fees and expenses	39,280
Registration fees	47,085
Total expenses	11,220,755
Net investment income	51,178,421
Net increase in net assets resulting from operations	$51,178,421

See notes to financial statements.

HILLIARD-LYONS GOVERNMENT FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS

	For the year ended August 31,
	2006	2005
FROM OPERATIONS
Net investment income	$51,178,421	$23,975,071
Net increase in net assets resulting from operations	51,178,421	23,975,071

DIVIDENDS TO SHAREHOLDERS FROM
Net investment income	(51,178,421)	(23,975,071)
Total dividends	(51,178,421)	(23,975,071)

FROM CAPITAL SHARE TRANSACTIONS
Net capital share transactions (at $1.00 per share)—Note C	17,596,403	(49,051,561)

NET ASSETS
Beginning of year	1,378,491,516	1,427,543,077
End of year	$1,396,087,919	$1,378,491,516

See notes to financial statements.

FINANCIAL HIGHLIGHTS

     The following table includes selected data for a share of capital stock outstanding throughout each year and other performance information derived from the financial statements. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). All information has been audited by Deloitte & Touche LLP. It should be read in conjuction with the financial statements and notes thereto.

	For the year ended August 31,
	2006	2005		2004		2003		2002
Net asset value, beginning of year	$1.00	$1.00		$1.00		$1.00		$1.00
Net investment income	0.04	0.02	(a)	0.01	(a)	0.01	(a)	0.05
Total from investment operations	0.04	0.02		0.01		0.01		0.05
Less distributions:
From net investment income	(0.04)	(0.02)		(0.01)		(0.01)		(0.05)
Total distributions	(0.04)	(0.02)		(0.01)		(0.01)		(0.05)
Net asset value, end of year	$1.00	$1.00		$1.00		$1.00		$1.00
Total investment return	3.70%	1.70%		0.53%		0.63%		5.14%

SUPPLEMENTAL DATA
Net assets, end of year
(000’s ommited)	$1,396,088	$1,378,492		$1,427,543		$1,607,234		$1,667,245

RATIOS TO AVERAGE NET ASSETS
Operating expenses	0.80%	0.79	%(b)	0.58	%(c)	0.69	%(d)	0.44%
Net investment income	3.64%	1.69	%(b)	0.53	%(c)	0.65	%(d)	1.53%

(a)	Net of voluntary investment advisory fee waiver by the Adviser.
(b)

Net of voluntary investment advisory fee waiver by the Adviser. If the Fund had paid the full investment advisory fee, the ratios of expenses and net investment income to average net assets would have been unchanged at .79% and 1.69% respectively, for the year ended August 31, 2005.

(c)

Net of voluntary investment advisory fee waiver by the Adviser. If the Fund had paid the full investment advisory fee, the ratios of expenses and net investment income to average net assets would have been .78% and .33% respectively, for the year ended August 31, 2004.

(d)

Net of voluntary investment advisory fee waiver by the Adviser. If the Fund had paid the full investment advisory fee, the ratios of expenses and net investment income to average net assets would have been .77% and .57% respectively, for the year ended August 31, 2003.

See notes to financial statements.

HILLIARD-LYONS GOVERNMENT FUND, INC.
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2006

NOTE A—SIGNIFICANT ACCOUNTING POLICIES

Hilliard-Lyons Government Fund, Inc. (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Fund was incorporated in June 1980 under the laws of the state of Maryland. The primary investment objective of the Fund is to provide investors with liquidity and the highest possible level of current income consistent with the preservation of capital.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: The Fund employs the amortized cost method of security valuation for U.S. Government securities in accordance with Rule 2a-7 of the 1940 Act. Securities are valued at cost when purchased, and thereafter a constant proportionate amortization of any discount or premium, if any, is recorded until maturity of the security. The Board of Directors (the “Board”) monitors deviations between net asset value per share as determined by using available market quotations and the amortized cost method of security valuation. If the deviation in the aggregate is significant, the Board considers what action, if any, should be initiated to provide fair valuation.

Federal Income Taxes: It is the policy of the Fund to continue to qualify under the Internal Revenue Code as a regulated investment company and to distribute all of its taxable income to shareholders, thereby relieving the Fund of federal income tax liability.

Dividends to Shareholders: The net investment income of the Fund is determined on each business day and is declared as a dividend payable to shareholders of record daily and is paid monthly. The tax character of distributions paid during 2006 and 2005 was as follows:

	For the year ended August 31,
	2006	2005
Distributions paid
from
Ordinary income	$51,178,421	$23,975,071
Total distribution	$51,178,421	$23,975,071

Investment Transactions: Investment transactions are accounted for on the date the securities are bought or sold. Income is accrued daily. Interest income and expenses are recorded on the accrual basis. Net realized gains and losses on sales of investments, if any, are determined on the basis of identified cost.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Estimates also affect the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

New Accounting Pronouncements: In July 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the “Interpretation”) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has recently begun to evaluate the application of the Interpretation to the Fund, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the Fund’s financial statements.

NOTE B—INVESTMENT ADVISORY FEES & OTHER TRANSACTIONS WITH AFFILIATES

On October 12, 2006, the Fund renewed its investment advisory agreement with J.J.B Hilliard W.L. Lyons, Inc. (the “Adviser”). Under the investment advisory agreement, the Adviser supervises investment operations of the Fund and the composition of its portfolio, and furnishes advice and recommendations with respect to investments and the purchase and sale of securities in accordance with the Fund’s investment objectives, policies and restrictions; subject, however, to the general supervision and control of the Fund’s Board. For the services the Adviser renders, the Fund has agreed to pay the Adviser an

HILLIARD-LYONS GOVERNMENT FUND, INC.
NOTES TO FINANCIAL STATEMENTS—continued
AUGUST 31, 2006

annual advisory fee of 1/2 of 1% of the first $200 million of average daily net assets, 3/8 of 1% of the next $100 million of average daily net assets, and 1/4 of 1% of the average daily net assets in excess of $300 million. Such fee is accrued daily and paid monthly. The Adviser has agreed to reimburse the Fund if total operating expenses of the Fund, excluding taxes, interest and extraordinary expenses (as defined), exceed on an annual basis 1 1/2% of the first $30 million of average daily net assets and 1% of average daily net assets over $30 million. There was no reimbursement required for the year ended August 31, 2006.

The Fund has entered into a separate Omnibus Account Agreement (the “Omnibus Agreement”) with the Adviser to provide shareholder and administration services to the Fund. Under the Omnibus Agreement, the Adviser provides certain shareholder and administrative functions for the Fund, including but not limited to: (i) preparing and mailing monthly statements to shareholders; (ii) forwarding shareholder communications from the Fund; (iii) responding to inquiries from shareholders concerning their investments in the Fund; (iv) maintaining account information relating to shareholders that invest in the Fund; and (v) processing purchase, exchange and redemption requests from shareholders and placing orders and appropriate documentation with the Fund or its service providers. For its services to the Fund under the Omnibus Agreement, the Adviser receives a monthly fee from the Fund at the annual rate of .25% of the Fund’s average daily net assets for shareholder services and .18% of the Fund’s average daily net assets for administration services.

No compensation is paid by the Fund to officers of the Fund and directors who are affiliated with the Adviser. The Fund pays each unaffiliated director an annual retainer of $10,000, the board of director chair an additional retainer of $3,500, the audit committee chair an additional annual retainer of $3,000, the nominating committee chair an additional retainer of $1,500, a fee of $2,000 for each board or committee meeting attended, and all expenses the directors incur in attending meetings. Total fees paid to directors for the year ended August 31, 2006 were $111,873. Transfer agent fees are paid to State Street Bank & Trust Co.

NOTE C—CAPITAL STOCK

At August 31, 2006, there were 2,500,000,000 shares of $.01 par value Common Stock authorized, and capital paid in aggregated $1,382,127,040. Each transaction in Fund shares was at the net asset value of $1.00 per share. The dollar amount represented is the same as the shares shown below for such transactions.

	For the year ended August 31,
	2006	2005
Shares sold	5,713,185,689	5,543,740,554
Shares issued to
shareholders
in reinvestment
of dividends	48,617,357	22,176,963
Less shares
repurchased	(5,744,206,643)	(5,614,969,078)
Net increase
(decrease) in
capital
shares	17,596,403	(49,051,561)

NOTE D—INDEMNIFICATIONS

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties on behalf of the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of
Hilliard-Lyons Government Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of the Hilliard-Lyons Government Fund, Inc. (the “Fund”), including the schedule of investments, as of August 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of August 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Philadelphia, Pennsylvania
September 22, 2006

HILLIARD-LYONS GOVERNMENT FUND, INC.
MANAGEMENT INFORMATION CHART
(UNAUDITED)

				Number of	Other
				Portfolios in Fund	Directorships
Name and Address	Position Held	Term of Office and	Principal Occupation(s)	Complex overseen	Held by
Independent Directors	with the Fund	Length of Time Served	During Past Five Years	by Director	Director
Lindy B. Street	Director and	Indefinite; since	Retired, former Senior Vice	1	None
406 Wynfield Close Court	Chair of the	November 2, 1999	President of Marketing & Public
Louisville, KY 40206	Board		Affairs of Columbia/HCA
Age: 60			Healthcare Corporation

J. Robert Shine	Director	Indefinite; since	Chairman and Certified	1	None
222 East Market Street		October 17,1989	Public Accountant,
New Albany, IN 47150			Monroe Shine & Co., Inc.
Age: 82

William A. Blodgett, Jr.	Director	Indefinite; since	Senior Vice President	1	None
850 Dixie Highway		December 2, 2005	and Deputy General Counsel,
Louisville, KY 40210			Brown-Forman Corp.
Age: 59

Gregory A. Wells	Director	Indefinite; since	Executive Vice-President and	1	None
10172 Linn Station Road		December 2, 2005	Chief Financial Officer,
Louisville, KY 40223			NTS Realty Capital, Inc. and
Age: 47			Managing General Partner,
NTS Realty Holdings LP

Additional information about the Fund’s directors is contained in the Statement of Additional Information (“SAI”) constituting Part B of the Fund’s Registration Statement on Form N-1A filed with the SEC. The most recent post-effective amendment to that Registration Statement is available electronically at the SEC’s Internet web site, www.sec.gov and at the Adviser’s web site, www.hilliard.com. The Fund will also furnish a copy of the SAI portion of the Registration Statement, without charge, to any shareholder who requests by calling the Adviser at (888) 878-7845 (toll-free).

Officers of the Fund
Joseph C. Curry, Jr.	President	Annually	Senior Vice President,	N/A	N/A
500 West Jefferson Street			J.J.B. Hilliard, W.L. Lyons, Inc.
Louisville, KY 40202
Age: 61

Dianna P. Wengler	Vice President	Annually	Vice President,	N/A	N/A
500 West Jefferson Street	and Treasurer		J.J.B. Hilliard, W.L. Lyons, Inc.
Louisville, KY 40202
Age: 46

Edward J. Veilleux	Vice President	Annually	President, EJV Financial	N/A	N/A
5 Brook Farm Court	and Chief		Services, LLC
Hunt Valley, MD 21030	Compliance
Age: 63	Officer

Stephanie J. Ferree	Secretary	Annually	Mutual Fund Administrator,	N/A	N/A
500 West Jefferson Street			J.J.B. Hilliard, W.L. Lyons, Inc.
Louisville, KY 40202
Age: 28

RENEWAL OF INVESTMENT ADVISORY AGREEMENT
(UNAUDITED)

The Board of Directors (the “Board”) of the Hilliard-Lyons Government Fund, Inc. (the “Fund”) considered the renewal of the Fund’s investment advisory agreement (the “Agreement”) with J.J.B. Hilliard, W.L. Lyons, Inc. (the “Adviser”) at meetings of the Board held on June 6, 2006 and October 12, 2006. The Board consists of four members, all of whom are “non-interested” directors as defined in the Investment Company Act of 1940 (the “Independent Directors”). Prior to each meeting, the Board requested and received certain informational materials. The Board also considered the renewal of the Fund’s omnibus account and distribution agreements with the Adviser at these meetings.

In addition to the materials provided to the Board prior to the meetings, the Adviser presented additional information at the meetings themselves. The Adviser also responded to questions from the members of the Board. Among other things, the Board received information concerning: (1) the nature, extent and quality of the services provided by the Adviser; (2) the Fund’s investment performance; (3) the cost of the services provided and the profits realized by the Adviser and its affiliates from their relationship with the Fund; (4) the extent to which economies of scale have been or will be realized as the Fund grows; and (5) the extent to which fee levels reflect the economies of scale, if any, for the benefit of the Fund’s shareholders. The Board’s independent counsel, Godfrey & Kahn, S.C., assisted the Board in its review of the information that the Adviser provided and provided a memorandum to the Board describing its duties and responsibilities in connection with the renewal of the Agreement as well as a memorandum summarizing the terms of the Agreement.The Board also met in executive session with its independent counsel to consider and discuss the information that the Adviser provided.

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND

The Board evaluated the nature, extent and quality of the services that the Adviser provides on the basis of the functions that the Adviser performs, and the quality and stability of the staff committed to those functions, the Adviser’s Form ADV, the Adviser’s favorable compliance record and financial condition and its background and history in providing services to the Fund.The Board considered the Adviser’s disciplined investment decision-making process used for the Fund.The Board also considered other services that the Adviser rendered to the Fund in its capacity as its investment adviser, such as providing some of its key personnel available to serve as officers of the Fund, ensuring adherence to the Fund’s investment policies and restrictions, providing support services to the Board and overseeing the Fund’s other service providers. The Board further noted that the Adviser, in its capacity as a registered broker-dealer also serves as distributor and principal underwriter of shares of the Fund and spends time and effort marketing the Fund. The Board also considered the fact that the Adviser has not experienced any significant legal, compliance or regulatory difficulties. Based on the information provided and the Board’s prior experience with the Adviser, the Board concluded that the nature and extent of the services that the Adviser provides under the Agreement, as well as the quality of those services, is satisfactory.

COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER

The Board examined the fee and expense information for the Fund, including a comparison of such information to other similarly situated mutual funds as determined by Lipper. The Board also examined the total expense ratio of the Fund relative to all other mutual funds in its Lipper category based on information available as of July 31, 2006.

The Board reviewed financial information provided by the Adviser, including information concerning its costs in providing services to the Fund and its profitability. The Board determined the advisory fees paid by the Fund were competitive with, and at or near the median of, those of other funds in its peer group for the twelve month period ended July 31, 2006. Although the Board noted that the Fund’s advisory fee remains at or near the median of funds in its peer group, its current expense ratio is above the median due, in part, to the Fund’s payment of shareholder servicing and administration fees to the Adviser at a rate greater than the rates paid by other funds in its peer group. Nevertheless, the Board determined that the Fund’s expense ratio, and the aggregate of fees paid to the Adviser for all services that it provides to the Fund, fall within a reasonable range. It also determined that the Adviser devoted sufficient financial and other resources to fulfill its responsibilities to the Fund and that the profits realized by the Adviser were reasonable given the costs of providing services to the Fund.

RENEWAL OF INVESTMENT ADVISORY AGREEMENT—Continued
(UNAUDITED)

The Board noted that the Adviser does not manage other funds or accounts with investment objectives comparable to that of the Fund. Consequently, there was no basis to compare the Fund’s performance with other funds or accounts that the Adviser manages.

Based on the information provided, the Board concluded that the amount of advisory fees that the Fund pays to the Adviser is reasonable in light of the nature and quality of the services provided.

INVESTMENT PERFORMANCE OF THE FUND

The Board reviewed information prepared by Lipper as of July 31, 2006 concerning the Fund’s investment performance, both absolutely as well as compared to other funds in its peer group. The Board determined that the Fund’s performance compared favorably with other funds in its peer group over an extended period of time, which reflected favorably on the high quality of the Adviser’s staff assigned to the Fund. Specifically, when compared to other government money market funds, the Fund’s yield was at or above the median of other funds. The Board determined that the Adviser had managed the Fund capably in a rising interest rate environment. The Board also considered the Adviser’s quarterly portfolio reviews explaining the Fund’s performance, the Adviser’s consistent and disciplined investment decision process and the investment strategies it employs for the Fund. After considering all of the information, the board concluded that, although past performance is not a guarantee of future results, the Fund and its shareholders were likely to benefit from the Adviser’s continued management.

ECONOMIES OF SCALE AND FEE LEVELS REFLECTING THOSE ECONOMIES

In considering the overall fairness of the Agreement, the Board assessed the degree to which economies of scale will be realized as the Fund grows as well as the extent to which fee levels reflect those economies of scale for the benefit of the Fund’s shareholders. The materials that the Adviser provided to the Board reflected economies that have been achieved as the Fund has grown in that certain costs of providing services to the Fund either remain stable or increase at a lesser rate than the rate of growth of the Fund’s assets. The Board reviewed the pattern of growth in the Fund’s assets and the Fund’s expense ratio as well as the amount of fees voluntarily waived by the Adviser during recent periods when the market yields on the Fund’s portfolio was very low. The Board also noted that the Fund, and its shareholders, have shared in the economies of scale realized as the Fund has grown through reductions in the overall level of advisory fees through the achievement of breakpoints in the Adviser’s fee schedule. The Board determined that the fee schedule, including breakpoints, in the Agreement is reasonable and appropriate and that further breakpoints in the fee schedule are unnecessary based on the current level of the Fund’s assets.

OTHER BENEFITS TO THE ADVISER

Given the nature of the Fund, the Adviser advised the Board that it derives minimal, if any, indirect benefits from its relationship with the Fund. Therefore, the fees that the Adviser earns as the Fund’s investment adviser are the principal benefit accruing to the Adviser as a result of its relationship with the Fund. The Board believes that the Fund generally benefits from its association with the Adviser and the use of the “Hilliard-Lyons” name. Based on all of the information presented to and considered by the Board and the conclusions that it reached, the Board approved the renewal of the Fund’s Agreement on the basis that its terms and conditions are fair to, and in the best interests of, the Fund and its shareholders.

HILLIARD-LYONS GOVERNMENT FUND, INC.

500 West Jefferson Street
Louisville, Kentucky 40202
(502) 588-8400

Investment Adviser, Administrator
and Distributor

J.J.B. Hilliard, W.L. Lyons, Inc.
500 West Jefferson Street
Louisville, Kentucky 40202
(502) 588-8400

Custodian and Transfer Agent

State Street Bank and Trust Company
John Adams Building – 2N
1766 Heritage Drive
North Quincy, Massachusetts 02171

Legal Counsel

Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent
Registered Public Accounting Firm

Deloitte & Touche LLP
1700 Market Street
Philadelphia, Pennsylvania 19103

DIRECTORS AND OFFICERS

BOARD OF DIRECTORS

Lindy B. Street – Chair
William A. Blodgett, Jr.
J. Robert Shine
Gregory A. Wells

OFFICERS

Joseph C. Curry, Jr. – President

Dianna P. Wengler – Vice President
and Treasurer

Edward J. Veilleux – Vice President
and Chief Compliance Officer

Stephanie J. Ferree – Secretary
Hilliard-Lyons Government Fund, Inc. Annual Report August 31, 2006

ITEM 2.	CODE OF ETHICS

The registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer. During the period covered by this report, there were no amendments to the provisions of the code, nor were there any implicit or explicit waivers to the provisions of the code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that there is a financial expert serving on the audit committee. Mr. J. Robert Shine is the audit committee financial expert and is considered to be independent in accordance with Commission rules. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Directors in the absence of such designation or identification.

ITEM 4.

PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit fees for fiscal years ended August 31, 2006 and August 31, 2005 were $21,525.00 and $20,500.00, respectively.

(b) Audit-related fees for fiscal years ended August 31, 2006 and August 31, 2005 were $2,000.00 and $2,825.00, respectively. All fees are for out-of-pocket expenses.

(c) Tax fees for fiscal years ended August 31, 2006 and August 31, 2005 were $5,940.00 and $5,650.00, respectively. All fees are for preparation of the U.S. income tax returns Form 1120-RIC and U.S. excise tax Form 8613.

(d) There were no other fees for the fiscal year ended August 31, 2006 and August 31, 2005.

“Audit fees” are fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements. “Audit-related fees” are fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements. “Tax fees” are fees billed for professional services rendered by the principal accountant for preparation of tax forms, tax compliance, tax advice and tax planning.

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant with respect to any engagement that directly relates to the operations and financial reporting of the registrant.

In accordance with its pre-approval policies and procedures, the audit committee pre-approved all audit, audit-related and tax services provided by the principal accountant during fiscal years 2006 and 2005. During the last two fiscal years, there were no non-audit services rendered by the principal accountant to registrant’s investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable to open-end investment companies.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included as part of the report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end investment companies.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

	(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under Exchange Act.

	(b)	There have been no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.		EXHIBITS.

	(a)(1)	Code of Ethics Incorporated by reference to the registrant’s Form N-CSR filed October 29, 2004

	(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

	(a)(3)	Not applicable.

	(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HILLIARD-LYONS GOVERNMENT FUND, INC.

By (Signature and Title)	/s/ Joseph C. Curry, Jr.

Joseph C. Curry, Jr. President

Date: October 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Dianna P. Wengler

Dianna P. Wengler Vice President and Treasurer

Date: October 31, 2006

By (Signature and Title)	/s/ Joseph C. Curry, Jr.

Joseph C. Curry, Jr. President

Date: October 31, 2006